Submission	Jul. 09, 2026
Submission [Line Items]
Central Index Key	0000096223
Registrant Name	Jefferies Financial Group Inc.
Registration File Number	333-295759
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A